UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for	Copy to:
Service)

Elizabeth A. Watson	Leonard B. Mackey, Jr., Esq.
Secretary	Clifford Chance U.S. LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS

HONG KONG
Consumer Discretionary — (10.2%)
FU JI Food & Catering Services ^ * # (2)	5,462,000		$—
Huiyin Household Appliances Holdings Co., Ltd. * # † (2)	160,413,750		39,445,665
Intime Department Store Group Co., Ltd. # (1)	12,568,629		12,961,186
Ports Design, Ltd. #	4,549,500		11,690,916
Shangri-La Asia, Ltd.	3,061,555		6,219,757
Yorkey Optical International Cayman, Ltd. #	7,758,926		1,558,298

			71,875,822

Consumer Staples — (2.9%)
Chaoda Modern Agriculture (Holdings), Ltd. (1)	10,507,357		11,281,942
Natural Beauty Bio-Technology, Ltd. #	47,710,000		8,844,968

			20,126,910

Energy — (1.0%)
Fushan International Energy Group, Ltd. (1)	12,018,000		6,947,089

Health Care — (4.6%)
China Pharmaceutical Group, Ltd. (1)	10,862,000		6,111,046
China Shineway Pharmaceutical Group, Ltd. (1)	7,372,000		19,883,539
Golden Meditech Co., Ltd. * # (1)	35,040,000		6,721,632

			32,716,217

Utilities — (1.7%)
Xinao Gas Holdings, Ltd. (1)	5,084,000		12,030,270

TOTAL HONG KONG — (Cost $90,797,042)		20.4%	143,696,308

HONG KONG — “H” SHARES
Consumer Staples — (4.6%)
Wumart Stores, Inc. #	14,888,000		32,737,730

Health Care — (7.1%)
Shandong Weigao Group Medical Polymer Co., Ltd. # (1)	4,588,000		20,673,585
Sinopharm Medicine Holding Co., Ltd. (1)	7,786,000		29,069,444

			49,743,029

Industrials — (1.4%)
Anhui Expressway Co., Ltd. # (1)	5,212,300		3,288,136
Fook Woo Group Holdings, Ltd. *	19,836,000		6,690,826

			9,978,962

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES (continued)
Materials — (0.6%)
Zijin Mining Group Co., Ltd. (1)	6,402,000		$4,129,312

Telecommunications — (1.5%)
ZTE Corp. (1)	3,212,889		10,258,213

TOTAL HONG KONG — “H” SHARES — (Cost $55,881,335)		15.2%	106,847,246

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $146,678,377)		35.6%	250,543,554

SINGAPORE
Consumer Staples — (5.0%)
China Fishery Group, Ltd. # (1)	13,255,000		18,327,805
Hsu Fu Chi International, Ltd. #	9,484,000		16,740,779

			35,068,584

Financials — (0.5%)
Financial One Corp. * #	12,030,000		3,716,103

Information Technology — (0.4%)
CDW Holding, Ltd. # †	53,208,000		3,032,854

TOTAL SINGAPORE — (Cost $22,801,778)		5.9%	41,817,541

TAIWAN
Consumer Discretionary — (5.7%)
FamilyMart Co., Ltd. #	4,501,652		9,805,899
Far Eastern Department Stores, Ltd.	19,066,931		18,654,276
Synnex Technology International Corp.	2,809,240		6,399,879
Tatung Co., Ltd. *	29,742,000		5,420,546

			40,280,600

Consumer Staples — (2.9%)
Lien Hwa Industrial Corp. #	16,476,881		9,667,026
Uni-President Enterprises Corp.	9,112,638		10,820,787

			20,487,813

Financials — (7.2%)
Cathay Financial Holding Co., Ltd.	6,454,000		10,151,251
Fubon Financial Holdings Co., Ltd. *	4,948,000		6,068,513
KGI Securities Co., Ltd.	16,984,780		7,023,213
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Ruentex Development Co., Ltd.	12,694,000	$21,708,964
Yuanta Financial Holdings Co., Ltd.	10,520,593	5,876,968

		50,828,909

Face Amount
Financials — (1.0%)
Taiwan Life Insurance Co., Ltd. 4.0% 12/28/14 # † @	$200,000,000	7,034,188

	Shares
Information Technology — (1.9%)
WPG Holdings Co., Ltd.	6,320,000		13,037,028

Materials — (1.8%)
China Metal Products Co., Ltd. #	9,200,278		12,575,785

TOTAL TAIWAN — (Cost $93,939,467)		20.5%	144,244,323

UNITED KINGDOM
Health Care — (6.5%)
China Medical System Holdings, Ltd. # †	72,353,760		45,474,335

TOTAL UNITED KINGDOM — (Cost $9,925,900)		6.5%	45,474,335

UNITED STATES
Consumer Discretionary — (0.3%)
The9, Ltd., ADR * # (1)	358,900		1,916,526

Energy — (0.7%)
Far East Energy Corp. * # †	14,565,477		4,915,848

Health Care — (3.1%)
Mindray Medical International, Ltd., ADR (1)	291,700		9,025,198
WuXi PharmaTech Cayman, Inc., ADR * (1)	883,490		13,252,350

			22,277,548

Information Technology — (2.1%)
Hollysys Automation Technologies, Ltd. * # (1)	808,200		7,888,032
Sina Corp. * (1)	162,700		6,960,306

			14,848,338

TOTAL UNITED STATES — (Cost $48,909,600)		6.2%	43,958,260

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $322,255,122)		74.7%	526,038,013

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY LINKED SECURITIES

Consumer Discretionary — (1.2%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 03/26/14) 144A, (4)	429,303,600		$8,782,504

Consumer Staples — (1.8%)
Shenzhen Agricultural Products Co., Ltd. Access Product (expiration 01/17/12) 144A, (3)	2,857,920		7,095,235
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A, (3)	1,403,507		5,754,379

			12,849,614

Financials — (7.1%)
Citic Securities Co., Ltd. Access Product (expiration 09/23/13) 144A, (4)	2,475,000		4,683,321
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/12) 144A, (3)	1,665,600		11,508,005
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A, # (2) (4)	2,661,500		18,388,902
Zhejiang China Commodities City Group Co., Ltd. Access Product (expiration 01/17/12) 144A, (3)	2,771,970		9,389,921
Zhejiang Guyuelongshan, Ltd. Access Product (expiration 10/07/13) 144A, (4)	3,658,900		6,010,856

			49,981,005

Industrials — (3.9%)
Shanghai International Airport Co., Ltd. Access Product (expiration 01/20/15) 144A, (3)	2,526,700		4,952,332
Shanghai International Airport Co., Ltd. Access Product (expiration 10/26/10) 144A, (4)	1,800,000		3,528,266
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 11/13/14) 144A, # (2) (4)	4,800,000		5,009,002
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A, (3)	4,311,019		7,953,830
Xinjiang Tebian Electric Apparatus Stock Co., Ltd. Access Product (expiration 10/26/10) 144A, # (4)	2,335,140		5,745,652

			27,189,082

TOTAL EQUITY LINKED SECURITIES — (Cost $86,952,104)		14.0%	98,802,205

DIRECT INVESTMENTS
Industrials — (1.3%)
Qingdao Bright Moon Seaweed Group Co., Ltd., (acquired 02/28/08) * # † (2) (5) (6)	31,827,172		9,038,917

			9,038,917

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
DIRECT INVESTMENTS (continued)
Information Technology — (1.9%)
China Silicon Corp. Common Stock, (acquired 01/08 - 06/10) * # † (2) (5)	1,304,093	$—
China Silicon Corp. Warrants (expiration 11/30/10), (acquired 11/30/07) * # † (2) (5)	685,450	—
China Silicon Corp., Series A Preferred (acquired 11/30/07) # † (2) (5)	27,418	—
HAND Enterprise Solutions, Ltd., Common Stock (acquired 02/01/07) * # † (2) (5)	500,000	—
HAND Enterprise Solutions, Ltd., Preferred (acquired 02/11/10) # † (2) (5)	8,027,241	13,100,000

		13,100,000

	Face Amount
Industrials — (3.2%)
Ugent Holdings, Ltd., 12.0% 06/04/12 (acquired 04/06/09) # † @ (2) (5)	$177,000,000		22,787,548

TOTAL DIRECT INVESTMENTS — (Cost $40,960,198)		6.4%	44,926,465

	Shares

COLLATERAL FOR SECURITIES ON LOAN — (9.2%)
State Street Navigator Prime Portfolio	65,012,868		65,012,868

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $65,012,868)		9.2%	65,012,868

SHORT TERM INVESTMENTS

UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/02/10 (7)	23,693,000		23,693,000

TOTAL UNITED STATES — (Cost $23,693,000)		3.4%	23,693,000

TOTAL INVESTMENTS** — (Cost $538,873,292)		107.7%	758,472,551

OTHER ASSETS AND LIABILITIES		(7.7)%	(54,174,685)

NET ASSETS		100.0%	$704,297,866
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)
Notes to Schedule of Investments

(A)	Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

^	Security is deemed worthless.

*	Denotes non-income producing security.

#	Illiquid security.

†	Affiliated issuer (see Note B).

@	The bond contains a feature or option to be converted into common stock.

(1)	A portion or all of the security was held on loan. As of July 31, 2010, the market value of the securities loaned was $61,559,360.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by Board of Directors at fair market value as of July 31, 2010.

(6)	The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 07/30/10, due 08/02/10 with repurchase proceeds of $23,693,020 is collateralized by U.S. Treasury Bill 0.01% due 04/30/15 with a market value of $24,216,462.

144A Securities restricted for resale to Qualified Institutional Buyers. At July 31, 2010, these restricted securities amounted to $98,802,205, which represented 14.00% of total net assets.

ADR	American Depositary Receipt.

**	At July 31, 2010, the cost of investment securities for tax purposes was $538,873,292. Net unrealized appreciation of investment securities for tax purposes was $219,599,259, consisting of unrealized gains of $253,678,946 on securities that had risen in value since their purchase and $34,079,687 in unrealized losses on securities that had fallen in value since their purchase.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)
Summary of Fair Value Disclosure
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:
•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•	Level 3 – Inputs that are unobservable.
The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:
ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Hong Kong
Consumer Discretionary	$32,430,157	$—	$39,445,665	$71,875,822
Consumer Staples	20,126,910	—	—	20,126,910
Energy	6,947,089	—	—	6,947,089
Health Care	32,716,217	—	—	32,716,217
Utilities	12,030,270	—	—	12,030,270

Total Hong Kong	104,250,643	—	39,445,665	143,696,308

Hong Kong — “H” Shares
Consumer Staples	32,737,730	—	—	32,737,730
Health Care	49,743,029	—	—	49,743,029
Industrials	9,978,962	—	—	9,978,962
Materials	4,129,312	—	—	4,129,312
Telecommunications	10,258,213	—	—	10,258,213

Total Hong Kong — “H” Shares	106,847,246	—	—	106,847,246

Singapore
Consumer Staples	35,068,584	—	—	35,068,584
Financials	3,716,103	—	—	3,716,103
Information Technology	3,032,854	—	—	3,032,854

Total Singapore	41,817,541	—	—	41,817,541

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Taiwan
Consumer Discretionary	40,280,600	—	—	40,280,600
Consumer Staples	20,487,813	—	—	20,487,813
Financials	50,828,909	—	7,034,188	57,863,097
Information Technology	13,037,028	—	—	13,037,028
Materials	12,575,785	—	—	12,575,785

Total Taiwan	137,210,135	—	7,034,188	144,244,323

United Kingdom
Health Care	45,474,335	—	—	45,474,335

Total United Kingdom	45,474,335	—	—	45,474,335

United States
Consumer Discretionary	1,916,526	—	—	1,916,526
Energy	4,915,848	—	—	4,915,848
Health Care	22,277,548	—	—	22,277,548
Information Technology	14,848,338	—	—	14,848,338

Total United States	43,958,260	—	—	43,958,260

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	479,558,160	—	46,479,853	526,038,013

EQUITY LINKED SECURITIES
Consumer Discretionary	8,782,504	—	—	8,782,504
Consumer Staples	12,849,614	—	—	12,849,614
Financials	49,981,005	—	—	49,981,005
Industrials	27,189,082	—	—	27,189,082

TOTAL EQUITY LINKED SECURITIES	98,802,205	—	—	98,802,205

DIRECT INVESTMENTS
Industrials	—	—	31,826,465	31,826,465
Information Technology	—	—	13,100,000	13,100,000

TOTAL DIRECT INVESTMENTS	—	—	44,926,465	44,926,465

COLLATERAL FOR SECURITIES ON LOAN	—	65,012,868	—	65,012,868
SHORT TERM INVESTMENTS
United States	—	23,693,000	—	23,693,000

TOTAL INVESTMENTS	$578,360,365	$88,705,868	$91,406,318	$758,472,551

As of July 31, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending July 31, 2010:

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

								Change in
								Unrealized
								Appreciation
								(Depreciation)
					Change in			from
	Balance as of	Net	Accrued	Realized	Unrealized	Net Transfers		Investments
Investments in	October 31,	Purchases	Discounts	Gain	Appreciation	in and/or out	Balance as of	Held at July 31,
Securities	2009	(Sales)	(Premiums)	(Loss)	(Depreciation)	to Level 3	July 31, 2010	2010

COMMON STOCK AND OTHER EQUITY INTERESTS
Consumer Discretionary	$—	$38,458,859	$—	$—	$986,806	$—	$39,445,665	$986,806

Financials	—	6,178,274	—	—	855,914	—	7,034,188	855,914

Health Care	27,918,189	(15,299)	—	—	1,166,555	(29,069,445)	—	1,166,555

	27,918,189	44,621,834	—	—	3,009,275	(29,069,445)	46,479,853	3,009,275

DIRECT INVESTMENTS
Consumer Discretionary	47,108,700	(38,515,190)	—	—	(8,593,510)	—	—	—

Industrials	34,180,814	(4,489,023)	—	(19,421)	2,154,095	—	31,826,465	2,134,674

Information Technology	13,437,401	315,400	—	(567,320)	(85,481)	—	13,100,000	4,899,999

	94,726,915	(42,688,813)	—	(586,741)	(6,524,896)	—	44,926,465	7,034,673

	$122,645,104	$1,933,021	$—	$(586,741)	$(3,515,621)	$(29,069,445)	$91,406,318	$10,043,948

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at July 31, 2010 was $44,926,465 or 6.4% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Director’s of the Fund. The Fund does not have the right to demand that such securities be registered.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

Security	Acquisition Date	Cost	Value
China Silicon Corp. Common Stock	01/08 - 06/10	$1,276,641	$—
China Silicon Corp., Series A Preferred*	11/30/2007	6,552,874	$—
HAND Enterprise Solutions, Ltd. Preferred	02/11/2010	$3,164,274	$13,100,000
HAND Enterprise Solutions, Ltd. Common Stock	02/01/2007	—	—
Qingdao Bright Moon Seaweed Group Co., Ltd.	02/28/2008	7,121,480	9,038,917
Ugent Holdings, Ltd.	04/06/2009	22,844,928	22,787,548

		$40,960,197	$44,926,465

*	The purchase of China Silicon Corp., Series A Preferred resulted in the Fund receiving 685,450 shares of China Silicon Corp. common stock warrants. Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of USD$2.98 per share, subject to adjustment.
NOTE B – Investments in Non-Controlled Affiliates*:

	Balance of	Gross	Gross	Balance of
	Shares Held	Purchases	Sales	Shares Held	Value
	October 31,	and	and	July 31,	July 31,
Name of Issuer	2009	Additions	Reductions	2010	2010

CDW Holding, Ltd.	54,708,000	—	1,500,000	53,208,000	$3,032,854
China Medical System Holdings, Ltd. (1)	3,623,188	68,840,572	110,000	72,353,760	45,474,335

China Silicon Corp. Common Stock	1,171,572	135,521	—	1,304,093	—
China Silicon Corp., Series A Preferred	27,418	—	—	27,418	—

China Silicon Corp. Warrants	685,450	—	—	685,450	—

Far East Energy Corp.	14,565,477	—	—	14,565,477	6,335,983
HAND Enterprise Solutions, Ltd. Common Stock	500,000	—	—	500,000	—
HAND Enterprise Solutions, Ltd. Preferred Stock	—	8,027,241	—	8,027,241	12,734,977

Highlight Tech. Corp.	2,525,170	—	2,525,170	—	—
Huiyin Household Appliances Holdings Co., Ltd. (2)	450	160,413,300	—	160,413,750	54,338,322
Qingdao Bright Moon Seaweed Group Co., Ltd.	31,827,172	—	—	31,827,172	9,198,053

Taiwan Life Insurance Co., Ltd.	—	200,000,000	—	200,000,000	7,639,288

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2010 (Unaudited)

	Balance of	Gross	Gross	Balance of
	Shares Held	Purchases	Sales	Shares Held	Value
	October 31,	and	and	July 31,	July 31,
Name of Issuer	2009	Additions	Reductions	2010	2010

teco Optronics Corp	1,861,710	—	1,861,710	—	$—
Ugent Holdings, Ltd.	177,000,000	—	—	177,000,000	22,797,233

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

(1)	Additional shares acquired resulting from a corporate action.

(2)	Resulting security of a corporate action from Queensbury Investments, Ltd. (Huiyin).

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.
By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date: 9/13/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date: 9/13/10

By:	/s/ Laura F. Healy
Laura F. Healy
Treasurer

Date: 8/27/10